Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment by Useful Life
The following table shows the respective useful lives for Property, plant and equipment:

Category	Estimated useful life
Buildings and constructions	5–45 years
Machinery and equipment	1–7 years
Leasehold improvements	1–10 years
Furniture, fixtures and other	3–5 years

Property, Plant and Equipment
Property, plant and equipment consists of the following:

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Cost
Balance at January 1, 2021	2,432.2	1,828.9	340.3	420.6	5,022.0
Additions	372.7	389.6	33.2	65.3	860.8
Divestment	(17.9)	(13.4)	—	(4.7)	(36.0)
Disposals	(0.5)	(199.1)	(7.5)	(70.3)	(277.4)
Net non-cash movements to/from Inventories	—	11.9	—	—	11.9
Effect of changes in exchange rates	17.2	10.8	2.6	3.2	33.8
Balance at December 31, 2021	2,803.7	2,028.7	368.6	414.1	5,615.1
Additions	510.9	665.4	34.4	87.6	1,298.3
Disposals	(1.3)	(42.2)	(1.0)	(3.0)	(47.5)
Net non-cash movements to/from Inventories	—	129.2	—	—	129.2
Effect of changes in exchange rates	0.7	(3.5)	(1.2)	(1.7)	(5.7)
Balance at December 31, 2022	3,314.0	2,777.6	400.8	497.0	6,989.4

Accumulated depreciation and impairment
Balance at January 1, 2021	842.6	1,126.2	297.3	285.6	2,551.7
Depreciation	95.6	167.1	15.9	43.0	321.6
Impairment charges	3.1	8.2	0.2	—	11.5
Divestment	(0.6)	(4.4)	—	(2.5)	(7.5)
Disposals	(0.4)	(181.2)	(3.9)	(69.7)	(255.2)
Net non-cash movements to/from Inventories	—	(7.9)	—	—	(7.9)
Effect of changes in exchange rates	7.4	7.6	1.5	1.7	18.2
Balance at December 31, 2021	947.7	1,115.6	311.0	258.1	2,632.4

€, in millions	Land and buildings	Machinery and equipment	Leasehold improvements	Furniture, fixtures and other	Total
Depreciation	134.8	232.6	21.9	55.9	445.2
Impairment charges	10.9	6.4	0.5	—	17.8
Disposals	(2.3)	(29.5)	(0.9)	(2.4)	(35.1)
Net non-cash movements to/from Inventories	—	(10.9)	—	—	(10.9)
Effect of changes in exchange rates	(0.5)	(1.9)	(0.6)	(1.2)	(4.2)
Balance at December 31, 2022	1,090.6	1,312.3	331.9	310.4	3,045.2

Carrying amount
December 31, 2021	1,856.0	913.1	57.6	156.0	2,982.7
December 31, 2022	2,223.4	1,465.3	68.9	186.6	3,944.2

Depreciation Charges by Expense Classification
The Consolidated Statements of Operations include the following depreciation charges:

Year ended December 31 (€, in millions)	2020	2021	2022
Cost of Sales	205.9	188.6	248.2
R&D Costs	119.9	101.4	163.7
SG&A	25.9	31.6	33.3
Total Depreciation	351.7	321.6	445.2